Voya Large Cap Value Portfolio Expense Example - Voya Large Cap Value Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	1,742
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,056
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	936
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,347
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	$ 1,518